Summary of Significant Accounting Policies (Details) - Diamir Biosciences Corp [Member]	3 Months Ended
Aug. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Management services revenue	$ 88,700
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured limits	$ 250,000